Artisan Global Equity Fund Investment Strategy - Artisan Global Equity Fund	Nov. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a global (i.e., US and non-US) diversified portfolio of companies of all market capitalizations. The team seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential. ■Themes—The team identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. The team’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend. ■Sustainable Growth—The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team. As part of the investment process, the team considers material environmental, social and governance factors alongside other fundamental research. ■Valuation—The team uses multiple valuation metrics to establish a target price range. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.The Fund’s ETF Shares operate as an actively managed exchange-traded fund (“ETF”).